Accounts receivable - Accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Trade	$ 51,717	$ 69,411
Holdbacks	3,184	791
Accrued trade receivables	63,199	71,933
Contract receivables	118,100	142,135
Other	30,828	23,935
Total accounts receivable	$ 148,928	$ 166,070